UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22455

 NAME OF REGISTRANT:                     Cohen & Steers Select Preferred
                                         And Income Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10475

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

Cohen & Steers Select Preferred And Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 ATHENE HOLDING LTD                                                                          Agenda Number:  935519097
--------------------------------------------------------------------------------------------------------------------------
        Security:  04686J309
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  ATHPRC
            ISIN:  US04686J3095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of AHL and Blue                     Mgmt          For                            For
       Merger Sub, Ltd. and the Agreement and Plan
       of Merger, by and among Apollo Global
       Management, Inc., AHL, Tango Holdings,
       Inc., Blue Merger Sub, Ltd. and Green
       Merger Sub, Inc. (which, as it may be
       amended from time to time, we refer to as
       the "merger agreement"), and the statutory
       merger agreement required by Section 105 of
       the Companies Act, 1981 (as amended) of
       Bermuda, which proposal is referred to as
       the "AHL merger agreement proposal."

2.     To approve the adjournment of the AHL                     Mgmt          For                            For
       special general meeting to solicit
       additional proxies if there are not
       sufficient votes at the time of the AHL
       special general meeting to approve the AHL
       merger agreement proposal or to ensure that
       any supplement or amendment to the joint
       proxy statement/prospectus is timely
       provided to holders of AHL Common Shares
       and AHL Preferred Shares, which is referred
       to as the "AHL adjournment proposal."




--------------------------------------------------------------------------------------------------------------------------
 ATHENE HOLDING LTD                                                                          Agenda Number:  935519097
--------------------------------------------------------------------------------------------------------------------------
        Security:  04686J408
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  ATHPRD
            ISIN:  US04686J4085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of AHL and Blue                     Mgmt          For                            For
       Merger Sub, Ltd. and the Agreement and Plan
       of Merger, by and among Apollo Global
       Management, Inc., AHL, Tango Holdings,
       Inc., Blue Merger Sub, Ltd. and Green
       Merger Sub, Inc. (which, as it may be
       amended from time to time, we refer to as
       the "merger agreement"), and the statutory
       merger agreement required by Section 105 of
       the Companies Act, 1981 (as amended) of
       Bermuda, which proposal is referred to as
       the "AHL merger agreement proposal."

2.     To approve the adjournment of the AHL                     Mgmt          For                            For
       special general meeting to solicit
       additional proxies if there are not
       sufficient votes at the time of the AHL
       special general meeting to approve the AHL
       merger agreement proposal or to ensure that
       any supplement or amendment to the joint
       proxy statement/prospectus is timely
       provided to holders of AHL Common Shares
       and AHL Preferred Shares, which is referred
       to as the "AHL adjournment proposal."




--------------------------------------------------------------------------------------------------------------------------
 ATHENE HOLDING LTD.                                                                         Agenda Number:  935519059
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0684D305
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  ATHPRA
            ISIN:  BMG0684D3054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of AHL and Blue                     Mgmt          For                            For
       Merger Sub, Ltd. and the Agreement and Plan
       of Merger, by and among Apollo Global
       Management, Inc., AHL, Tango Holdings,
       Inc., Blue Merger Sub, Ltd. and Green
       Merger Sub, Inc. (which, as it may be
       amended from time to time, we refer to as
       the "merger agreement"), and the statutory
       merger agreement required by Section 105 of
       the Companies Act, 1981 (as amended) of
       Bermuda, which proposal is referred to as
       the "AHL merger agreement proposal."

2.     To approve the adjournment of the AHL                     Mgmt          For                            For
       special general meeting to solicit
       additional proxies if there are not
       sufficient votes at the time of the AHL
       special general meeting to approve the AHL
       merger agreement proposal or to ensure that
       any supplement or amendment to the joint
       proxy statement/prospectus is timely
       provided to holders of AHL Common Shares
       and AHL Preferred Shares, which is referred
       to as the "AHL adjournment proposal."




--------------------------------------------------------------------------------------------------------------------------
 SIGNATURE BANK                                                                              Agenda Number:  935567872
--------------------------------------------------------------------------------------------------------------------------
        Security:  82669G203
    Meeting Type:  Special
    Meeting Date:  27-Apr-2022
          Ticker:  SBNYP
            ISIN:  US82669G2030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the continuation of the Bank's                 Mgmt          For                            For
       share repurchase plan, which allows the
       Bank to repurchase from the Bank's
       stockholders from time to time in open
       market transactions, shares of the Bank's
       common stock in an aggregate purchase
       amount of up to $500 million under the
       Stock Repurchase Program.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Select Preferred And Income Fund, Inc.
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/18/2022